Deferred income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax liabilities
Balances at	$ (144,393)	$ (145,777)
Balances at	(148,301)	(144,393)	$ (145,777)
Property, plant and equipment and Intangibles Assets
Deferred tax liabilities
Balances at	156,813	167,229	142,053
Acquisitions of subsidiary (Note 26)			50,965
Disposals of subsidiaries		(387)	1,895
Increase of deferred tax assets for the year	(5,008)	(6,121)	(13,308)
Translation differences	2,715	(3,908)	(14,376)
Balances at	154,520	156,813	167,229
Other liabilities
Deferred tax liabilities
Balances at	72,208	55,926	3,160
Acquisitions of subsidiary (Note 26)			54,093
Disposals of subsidiaries		0	(682)
Increase of deferred tax assets for the year	8,645	4,687	(226)
Translation differences	(1,400)	11,595	(419)
Balances at	79,453	72,208	55,926
Deferred tax liabilities
Deferred tax liabilities
Balances at	229,021	223,155	145,213
Acquisitions of subsidiary (Note 26)			105,058
Disposals of subsidiaries		(387)	1,213
Increase of deferred tax assets for the year	3,637	(1,434)	(13,534)
Translation differences	1,315	7,687	(14,795)
Balances at	$ 233,973	$ 229,021	$ 223,155